Long-term debt (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011 rate	Jun. 30, 2011 rate	Sep. 30, 2010 rate	Sep. 30, 2011 rate vote debenture	Sep. 30, 2010 rate	Dec. 31, 2010
Non-convertible debentures denominated in Brazilian Reais
Balance	$ 2,608			$ 2,608		$ 2,796
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	(1.50%)	4.50%
IGP-M - General Price Index - Market (in rates)	1.0	0.7	2.1	4.1	7.8
Appreciation (devaluation) of Real against US dollar (in rates)	18.8	4.2	6.3	25.3	2.8
Nonconvertible debentures
Non-convertible debentures denominated in Brazilian Reais
Long-term portion	2,513			2,513		2,767
Accrued charges	95			95		29
2nd Series
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)				400,000
Outstanding (in debentures)				400,000
Maturity				November-2013
Interest				100%CDI+0.25%
Balance	2,252			2,252		2,429
Tranche B
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)				5
Outstanding (in debentures)				5
Maturity				No Due Date
Interest				6.5%p.a+IGp-DI
Balance	$ 356			$ 356		$ 367